January 16, 2018

Angela Mokodean

Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Collaborative Investment Series Trust – File Nos. 333-221072; 811-23306

Dear Ms. Mokodean:

On behalf of Collaborative Investment Series Trust (the "Registrant"), we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement.  On October 23, 2017, the Registrant filed a registration statement on Form N-1A on behalf of its series, the Mercator International Opportunity Fund (the “Fund”). On November 29, 2017 you provided written comment to the registration statement.  Registrant responded to each of your comments by separate letter dated December 18, 2017.  All changes related to the Registrant’s responses to your comments, refining edits and supplemental information are marked.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265 or Emily Little at (614) 469-3264.

Very truly yours,

/s/Emily M. Little

Emily M. Little